Income Taxes (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Income Taxes (Details) [Line Items]
Profits tax rates description	Under the two-tiered profits tax rates regime, the first 2 million Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD 2 million will be taxed at 16.5%.
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%
Income tax dividends	10.00%
PRC tax rate	5.00%
Effective tax rates	11.00%	26.00%	26.00%
Deferred tax assets	$ 399,011	$ 19	$ 11,467
2024 [Member]
Income Taxes (Details) [Line Items]
Net operating loss carried forward	3,805,292
2025 [Member]
Income Taxes (Details) [Line Items]
Net operating loss carried forward	169,487
2026 [Member]
Income Taxes (Details) [Line Items]
Net operating loss carried forward	237,905
PRC [Member]
Income Taxes (Details) [Line Items]
Deferred tax assets	$ 399,011